Intangible Assets (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Gross Carrying Amount	$ 3,804,900		$ 3,804,900
Accumulated Amortization	3,547,889		3,033,872
Total	$ 257,011	$ 771,028	$ 771,028
Tradename [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life (in years)	3 months		1 year 6 months
Gross Carrying Amount	$ 3,084,100		$ 3,084,100
Accumulated Amortization	2,827,089		2,313,072
Total	$ 257,011		$ 771,028
Customer Lists [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life (in years)	0 years		1 year
Gross Carrying Amount	$ 496,800		$ 496,800
Accumulated Amortization	496,800		496,800
Total
Non-compete [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life (in years)	0 years		1 year
Gross Carrying Amount	$ 224,000		$ 224,000
Accumulated Amortization	224,000		224,000
Total